Equity Capital Structure, First Registered Direct Equity Offering (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($) $ / shares	Jul. 12, 2020 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants			$ 0		$ 39,053,325	$ 2,625,590	$ 0
Net proceeds from issuance of common stock and warrants						$ 2,319,701
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		57,750,000
Term of warrant				5 years	5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 0.35
Warrants exercised (in shares) | shares				0
Warrants outstanding (in shares) | shares				57,750,000	57,750,000
Fair value of warrants				$ 13,200,000	$ 13,200,000
Percentage increase in volatility causing increase in fair value of warrants					5.00%
Percentage increase in fair value of warrants due to increase in volatility					1.90%
Private Placement Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility				1.532	1.532
July Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		57,750,000
Gross proceeds from issuance of common stock and warrants	$ 17,300,000
Net proceeds from issuance of common stock and warrants	$ 15,700,000